Earnings per share - Computations of ordinary shares outstanding, excluding nonvested restricted stock - (Details) - shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	250,347,345	250,347,345
Treasury stock, at cost (in shares)	(17,841,852)	(4,416,070)
Ordinary shares outstanding (in shares)	232,505,493	245,931,275
Unvested restricted stock (in shares)	(4,233,182)	(4,837,602)	(5,032,769)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	228,272,311	241,093,673